UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Kavilco Incorporated

Schedule of Investments

For period ended September 30, 2010 (unaudited)

	Principal amount/shares	Fair Value
INVESTMENTS IN SECURITIES
U.S. Corporate Obligations - 86.0%
Chemical Industry - 4.8%
The Dow Chemical Company, 5.900%, due February 15, 2015	110,000	$122,659
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,779,083

		1,901,742

Communications - 16.0%
Verizon NE Inc., 6.500%, due September 15, 2011	1,000,000	1,051,430
Comcast Corp., 10.625%, due July 15, 2012	1,338,000	1,546,327
AT&T, 5.100%, due September 15, 2014	1,250,000	1,403,487
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	2,067,860
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	297,465
Total Communications		6,366,569

Consumer, Cyclical - 9.6%
Dayton Hudson, 8.600%, due January 15, 2012	100,000	108,730
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	1,115,800
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,392,188
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,197,450
Total Consumer, Cyclical		3,814,168

Consumer, Non-cyclical - 9.4%
Clorox Company, 6.125%, due February 1, 2011	1,000,000	1,018,260
Yum! Brands Inc., 8.875%, due April 15, 2011	1,000,000	1,041,570
Coca Cola Enterprises, 8.500%, due February 1, 2012	700,000	765,919
McDonald's Corp., 5.300%, due March 15, 2017	500,000	579,430
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	299,515
Total Consumer, Non-cyclical		3,704,694

Energy - 13.5%
Smith International Inc., 6.750%, due February 15, 2011	500,000	510,020
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	90,581
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,502,553
XTO Energy Inc., 6.250%, due August 1, 2017	1,000,000	1,240,020
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	519,510
Transocean Inc., 7.375%, due April 15, 2018	1,350,000	1,494,031
Total Energy		5,356,715

Financial - 3.0%
John Deere Capital Corp., 3.500%, due October 15, 2010	500,000	500,445
Boeing Capital Corp., 6.500%, due February 15, 2012	500,000	538,750
American Express Credit Co., 5.300%, due December 2, 2015	117,000	131,182
Total Financial		1,170,377

Diversified Compnay Industry - 4.3%
TYCO Intl Group, 6.000%, due November 15, 2013	1,245,000	1,411,071
ITT Corp., 6.125%, due May 1, 2019	250,000	294,783
Total Industrial		1,705,854

Technology - 9.0%
Xerox Corporation, 5.500%, due May 15, 2012	2,000,000	2,128,040
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,132,464
Oracle Corp., 5.000%, due July 18, 2019	250,000	287,002
Total Technology		3,547,506

Transportation - 8.3%
CSX Corp., 6.750%, due March 15, 2011	450,000	461,335
CSX Corp., 5.500%, due August 1, 2013	964,000	1,066,917
Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	1,110,720
FedEx Corp., 8.000%, due January 15, 2019	500,000	649,150
Total Transportation		3,288,122

Utilities - 8.1%
Dominion Resources Inc., 5.000%, due March 15, 2013	1,000,000	1,090,300
Potomac Electric Power, 4.650%, due April 15, 2014	600,000	655,890
American Electric Power, 5.250%, due June 1, 2015	50,000	55,409
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,391,387
Total Utilities		3,192,986

Total U.S. Corporate Obligations (cost $30,727,982)		34,048,733

U. S. Common Stock - 1.4%
Computer Software & Services - 0.2%
Microsoft Corp.	3,640	89,144

Drug Industry - less than 1%
Sanofi-Aventis-ADR	600	19,950

Electric Utility - 0.4%
Consolidated Edison Inc.	600	28,932
Duke Energy Corp.	700	12,397
NSTAR	600	23,610
Progress Energy Inc.	600	26,652
Scana Corp.	700	28,224
Southern Company	600	22,344
Total Electric Utility		142,159

Exchange Traded Funds - 0.1%
iShares Investment Grade Corp. Bonds	200	22,618
SPDR Gold Trust	250	31,977
Total Exchange Traded Funds		54,595

Food Processing - 0.1%
Unilever PLC	800	23,280

Natural Gas (Diversified) - 0.1%
ONEOK Inc.	600	27,024

Petroleum Industry - 0.1%
Royal Dutch Shell PLC	400	24,120

Real Estate Investment Trust - 0.2%
AvalonBay Communities, Inc.	400	41,572
Ventas Inc.	600	30,942
Total Real Estate Investment Trust		72,514

Telecommunication Services - 0.2%
AT&T	800	22,880
CenturyTel Inc.	800	31,568
Frontier Communications Corp.	192	1,525
Verizon Communications	800	26,072
Total Telecommunication Services		82,045

Total Common Stock (cost $373,571)		534,831

Publicly Traded Partnerships - 0.4%
Oil/Gas Distribution - 0.4%
Buckeye Partners LP	500	31,750
Energy Transfer Partners LP	600	28,968
Kinder Morgan Energy Partners	500	34,250
Plains All American Pipeline	400	25,164
Suburban Propane Partners LP	400	21,772
Total Oil/Gas Distribution		141,904

Total Publicly Traded Partnerships (cost $101,630)		141,904

Total Investments in Securities (identified cost $31,203,183)		$34,725,468

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair value as of September 30, 2010:

	Level 1	Level 2	Level 3	Balance as of September 30, 2010

ASSETS
Investments
U.S. corporate obligations	$-	$34,048,733	$-	$34,048,733
Common stock	534,831	-	-	534,831
Publicly traded partnerships	141,904	-	-	141,904

	$676,735	$34,048,733	$-	$34,725,468

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the third fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: November 17, 2010